Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 1,271	$ 1,805	$ 1,822
State income tax, at statutory rates, net of federal tax benefit	240	355	352
Tax credits and benefits, net of related expenses	(370)	(424)	(513)
Tax-exempt income	(117)	(120)	(130)
Nondeductible legal and regulatory expenses	29	23	52
Other items	13	9	(29)
Applicable income taxes	$ 1,066	$ 1,648	$ 1,554